Note 9 - Income Taxes - 10Q (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		22 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Note 9 - Income Taxes - 10Q (Details) [Line Items]
Income Tax Expense (Benefit)	$ 0	$ (157,000)	$ 0	$ (431,000)	$ (800,000)	$ (800,000)	$ (800,000)
Deferred Tax Assets, Valuation Allowance					152,000	152,000		7,000
Valuation Allowance, Deferred Tax Asset, Change in Amount					200,000
Operating Loss Carryforwards					1,200,000	1,200,000
Percent of Outstanding Stock					5.00%
Unrecognized Tax Benefits					0	0		0
PAH [Member]
Note 9 - Income Taxes - 10Q (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance					$ 100,000	$ 100,000